CAPITAL AND RESERVES	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
CAPITAL AND RESERVES

13. CAPITAL AND RESERVES

Common Shares

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	September 30, 2024	December 31, 2023
Common Shares, Beginning Balance	183,605	179,922
Release of Restricted Stock Units	4,979	1,231
Stock Options Exercised	9,017	2,452
Warrants Exercised	137	—
Common Shares, Ending Balance	197,738	183,605

Treasury Stock

Treasury Stock is recognized at cost of purchase and presented as a deduction from equity. The following table shows the changes in treasury stock shares for the periods presented in thousands:

	September 30, 2024	December 31, 2023
Treasury Stock, Beginning Balance	175	5,771
Repurchases of Common Shares	7,173	1,988
Issuance of Treasury Stock	(7,154)	(7,584)
Treasury Stock, Ending Balance	194	175

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED